UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00041

GENERAL AMERICAN INVESTORS COMPANY, INC.
(Exact name of registrant as specified in charter)

100 Park Avenue, 35th Floor, New York, NY 10017
(Address of principal executive offices)(Zip code)

Eugene S. Stark
General American Investors Company, Inc.
100 Park Avenue, 35th Floor,
New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-916-8400 Date of fiscal year end: December 31 Date of reporting period: September 30, 2008

ITEM 1.  SCHEDULE OF INVESTMENTS

			Value
Shares	COMMON STOCKS		(note 1a)
AEROSPACE/DEFENSE (7.6%)
600,000	The Boeing Company		$34,410,000
600,700	Textron Inc.		17,588,496
325,000	United Technologies Corporation		19,519,500
		(COST $97,343,906)	71,517,996
BUILDING AND REAL ESTATE (4.2%)
2,306,589	CEMEX, S.A. de C.V. ADR (a) (c)	(COST $31,830,078)	39,719,463
COMMUNICATIONS AND INFORMATION SERVICES (9.3%)
915,000	Cisco Systems, Inc. (a)		20,642,400
324,100	Lamar Advertising Company Class A (a)		10,011,449
142,500	Leap Wireless International, Inc. (a)		5,429,250
1,210,000	MetroPCS Communications, Inc. (a)		16,927,900
800,000	QUALCOMM Incorporated		34,376,000
		(COST $91,269,241)	87,386,999
COMPUTER SOFTWARE AND SYSTEMS (9.9%)
1,555,000	Dell Inc. (a)		25,626,400
570,000	Microsoft Corporation		15,213,300
445,100	NetEase.com, Inc. (a)		10,148,280
70,000	Nintendo Co., Ltd.		28,698,281
690,000	Teradata Corporation (a)		13,455,000
		(COST $99,798,479)	93,141,261
CONSUMER PRODUCTS AND SERVICES (9.9%)
350,000	Diageo plc ADR		24,101,000
425,000	Heineken N. V.		16,956,208
466,100	Hewitt Associates, Inc. Class A (a)		16,984,684
425,000	Nestle S.A.		18,317,984
240,000	PepsiCo, Inc.		17,104,800
		(COST $77,948,081)	93,464,676
ENVIRONMENTAL CONTROL (INCLUDING SERVICES) (5.1%)
881,500	Republic Services, Inc.		26,427,370
680,000	Waste Management, Inc.		21,413,200
		(COST $39,285,764)	47,840,570
FINANCE AND INSURANCE (22.5%)
BANKING (2.0%)
215,000	M&T Bank Corporation	(COST $1,097,256)	19,188,750
INSURANCE (16.0%)
325,000	The Allstate Corporation		14,989,000
315,000	Arch Capital Group Ltd. (a)		23,004,450
300,000	AXIS Capital Holdings Limited		9,513,000
200	Berkshire Hathaway Inc. Class A (a)		26,120,000
300,000	Everest Re Group, Ltd.		25,959,000
950,000	Fidelity National Financial, Inc.		13,965,000
250,000	MetLife, Inc.		14,000,000
275,000	PartnerRe Ltd.		18,724,750
88,000	Transatlantic Holdings, Inc.		4,782,800
		(COST $76,682,695)	151,058,000
OTHER (4.5%)
375,000	American Express Company		13,286,250
1,666,667	Epoch Holding Corporation		17,583,337
850,000	Nelnet, Inc. (a)		12,070,000
		(COST $42,962,399)	42,939,587
		(COST $120,742,350)	213,186,337

			Value
Shares	COMMON STOCKS (continued)		(note 1a)
HEALTH CARE / PHARMACEUTICALS (3.1%)
70,000	Biogen Idec Inc. (a)		$3,520,300
529,900	Cytokinetics, Incorporated (a)		2,511,726
200,000	Genentech, Inc. (a)		17,736,000
119,500	Gilead Sciences, Inc. (a)		5,452,785
		(COST $11,385,257)	29,220,811
MACHINERY AND EQUIPMENT (2.1%)
1,000,000	ABB Ltd. ADR	(COST $10,326,510)	19,400,000
MISCELLANEOUS (1.9%)
	Other (b)	(COST $31,094,878)	18,324,195
OIL AND NATURAL GAS (INCLUDING SERVICES) (16.8%)
499,800	Apache Corporation		52,119,144
800,000	Halliburton Company		25,912,000
350,000	McDermott International, Inc. (a)		8,942,500
500,000	Patterson-UTI Energy, Inc.		10,010,000
2,470,000	Weatherford International Ltd. (a)		62,095,800
		(COST $91,424,196)	159,079,444
RETAIL TRADE (14.1%)
575,000	Costco Wholesale Corporation		37,334,750
333,100	Target Corporation		16,338,555
1,675,000	The TJX Companies, Inc.		51,121,000
470,000	Wal-Mart Stores, Inc.		28,148,300
		(COST $54,015,566)	132,942,605
SEMICONDUCTORS (1.3%)
700,000	ASML Holding N.V.	(COST $16,353,612)	12,327,000
TECHNOLOGY (2.3%)
1,900,000	Xerox Corporation	(COST $25,689,854)	21,907,000
TRANSPORTATION (1.1%)
236,100	Alexander & Baldwin, Inc.	(COST $11,005,032)	10,395,483
TOTAL COMMON STOCKS (111.2%)		(COST $809,512,804)	1,049,853,840
Principal Amount	CORPORATE NOTES
CONSUMER PRODUCTS AND SERVICES (1.4%)
$13,750,000	General Motors Nova Scotia Finance Company
	6.85% Guaranteed Notes due 10/15/08 (e)	(COST $13,770,514)	13,629,688
MISCELLANEOUS (1.0%)
	Other (b) (e)	(COST $9,245,000)	9,000,000
		(COST $23,015,514)	22,629,688
Shares	SHORT-TERM SECURITY AND OTHER ASSETS
63,321,632	SSgA Prime Money Market Fund (6.7%)	(COST $63,321,632)	63,321,632
TOTAL INVESTMENTS (e) (120.3%)		(COST $895,849,950)	1,135,805,160
Cash, receivables and other assets less liabilities (0.9%)			8,100,196
PREFERRED STOCK (-21.2%)			(200,000,000)
NET ASSETS APPLICABLE TO COMMON STOCK (100%)			$943,905,356

(a) Non-income producing security.
(b) Securities which have been held for less than one year, not previously disclosed, and not restricted.
(c) 1,600,000 shares held by custodian in a segregated custodial account as collateral for short positions and options, if any.
(d) At September 30, 2008: (1) the cost of investments for Federal income tax purposes was the same as the cost for financial reporting purposes,
(2) aggregate gross unrealized appreciation was $346,631,562, (3) aggregate gross unrealized depreciation was $106,676,352, and (4) net unrealized appreciation was $239,955,210.
(e) Level 2 fair value measurement, note 3.

(see notes to financial statements)

Contracts			Value
(100 shares each)	COMMON STOCK/EXPIRATION DATE/EXERCISE PRICE		(note 1a)
CALL OPTIONS
AEROSPACE/DEFENSE
1,750	The Boeing Company/October 08/$65.00	(PREMIUMS DEPOSITED WITH BROKERS $347,250)	$50,750
OIL AND NATURAL GAS (INCLUDING SERVICES)
1,000	Apache Corporation/October 08/$120.00	(PREMIUMS DEPOSITED WITH BROKERS $596,997)	120,000
RETAIL TRADE
500	Costco Wholesale Corporation/October 08/$70.00		30,000
500	Walmart Stores, Inc./October 08/$60.00		87,500
		(PREMIUMS DEPOSITED WITH BROKERS $249,843)	117,500
TOTAL CALL OPTIONS		(PREMIUMS DEPOSITED WITH BROKERS $1,194,090)	$288,250
(See notes to financial statements)

General American Investors Company, Inc. (the "Company"), established in 1927, is registered under the
Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

1. SECURITY VALUATION

Securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Securities traded primarily in foreign markets are generally valued at the preceding closing price of such securities on their respective exchanges or markets. If, after the close of the foreign market, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value. The restricted security is valued at par value
(cost), divided by the conversion price of $6.00 multiplied by the last reported sales price of the publicly traded common stock of the corporation.

2. OPTIONS

The Company may purchase and write (sell) put and call options. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the
Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis for the securities purchased by the Company.
The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

3. FAIR VALUE MEASUREMENTS

Effective January 1, 2008, the Company adopted FASB Statement of Financial Accounting Standard No.
157 “Fair Value Measurements.” Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued using amortized cost and which transact at net asset value, typically $1 per share),
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.), and
Level 3 - significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Company’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Options Written
Level 1 - Quoted prices	$1,113,175,472	$288,250
Level 2 - Other significant observable inputs
(see Note (e), Item 1)	22,629,688	—
Level 3 - Unobservable inputs	—	—
Total	$1,135,805,160	$288,250

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of September 30, 2008, an evaluation was performed under the supervision and with the participation of the officers of General American Investors Company, Inc. (the "Registrant"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the
Registrant's disclosure controls and procedures. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 30, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the
Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications of the principal executive officer and principal financial officer pursuant to Rule
30a-2(a)under the Investment Company Act of 1940 are attached hereto as Exhibit 99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General American Investors Company, Inc.

By: /s/ Eugene S. Stark Eugene S. Stark Vice-President, Administration Date: October 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Spencer Davidson
Spencer Davidson
President and Chief Executive Officer
(Principal Executive Officer)

Date: October 20, 2008

By: /s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration
(Principal Financial Officer)

Date: October 20, 2008